Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory

Note 6 — Inventory

Inventory as of June 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	As of June 30, 2023	As of December 31, 2022
Raw materials	$439	$351
Work-in-process	127	127
Finished goods	2,662	1,964
Inventory	$3,228	$2,442

Note 9 — Inventory

Inventory as of December 31, 2022 and 2021 consisted of the following (in thousands):

	As of December 31,
	2022	2021
Raw materials	$351	$163
Work-in-process	127	539
Finished goods	1,964	1,274
Inventory	$2,442	$1,976

Less discontinued operations	—	(11)
Inventory, Continuing Operations	$2,442	$1,965